Share Capital (Details 1) - $ / shares	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Expected stock price volatility	81.00%	114.00%
Risk-free interest rate	0.73%	0.56%
Dividend yield	0.00%	0.00%
Expected life of options	5 years	4 years
Stock price on date of grant (in CAD per share)	$ 0	$ 0
Forfeiture rate	6.08%	3.41%